EMPLOYEE BENEFIT PLANS - Asset Allocation (Details)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Equity investments	55.00%	57.00%
Fixed income investments	45.00%	40.00%
Cash	0.00%	3.00%
Total assets	100.00%	100.00%